UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2019

Date of reporting period: October 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

Portfolio of Investments

October 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.1%
Funds and Investment Trusts - 100.1% (a)
AB All Market Real Return Portfolio-Class Z (b)	55,423	$468,877
AB Bond Inflation Strategy Portfolio-Class Z (b)	80,641	834,635
AB Global Bond Fund, Inc.-Class Z (b)	177,289	1,443,129
AB Global Real Estate Investment Fund II-Class I (b)	17,577	186,493
AB High Income Fund, Inc.-Class Z (b)	29,169	237,727
AB Relative Value Fund-Class Z (b)	39,147	237,233
AB Unconstrained Bond Fund, Inc.-Class Z (b)	56,883	478,954
AQR Equity Market Neutral Fund-Class R6	11,089	118,214
AQR International Defensive Style Fund-Class R6	28,772	356,491
AQR Large Cap Defensive Style Fund-Class R6	17,931	357,721
Baird Short Term Bond Fund	100,662	960,311
BlackRock Total Return Bond Fund-Class K	64,592	715,032
Boston Partners Long/Short Research Fund-Class INS (c)	14,531	233,084
DFA Commodity Strategy Portfolio	50,923	290,768
iShares Core S&P 500 ETF	3,076	839,010
PIMCO Real Return Fund	56,574	595,156
Schwab US Dividend Equity ETF	11,874	592,156
T. Rowe Price International Funds-International Discovery Fund	1,917	120,410
Vanguard FTSE Developed Markets ETF	8,771	346,893
Vanguard FTSE Emerging Markets ETF	2,857	108,166
Vanguard Short-Term Bond ETF	19,269	1,501,826
Vanguard Total Bond Market ETF	11,143	867,371

Total Investment Companies (cost $12,148,316)		11,889,657

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.08% (a)(b)(d) (cost $13,934)	13,934	13,934

Total Investments - 100.2% (cost $12,162,250) (e)		11,903,591
Other assets less liabilities - (0.2)%		(21,652)

Net Assets - 100.0%		$11,881,939

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.
(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of October 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $40,439 and gross unrealized depreciation of investments was $(299,098), resulting in net unrealized depreciation of $(258,659).

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

October 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$11,889,657	$	– 0	–	$	– 0	–	$11,889,657
Short-Term Investments	13,934		– 0	–		– 0	–	13,934

Total (a)	$11,903,591	$	– 0	–	$	– 0	–	$11,903,591

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee. In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/18 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$662	$28	$183	$7	$(45)	$469	$	– 0	–	$	– 0	–
AB Bond Inflation Strategy Portfolio	791	163	102	(3)	(14)	835	7	– 0	–
AB Global Bond Fund, Inc.	1,715	60	313	(10)	(9)	1,443	11	– 0	–
AB Global Real Estate Investment Fund II	120	81	8	– 0	–	(7)	186	1	– 0	–
AB High Income Fund, Inc.	265	12	30	(1)	(8)	238	4	– 0	–
AB Relative Value Fund	265	– 0	–	21	3	(10)	237	– 0	–	– 0	–
AB Unconstrained Bond Fund, Inc.	527	18	62	– 0	–	(4)	479	3	– 0	–
Government Money Market Portfolio	64	693	743	– 0	–	– 0	–	14	– 0	–	– 0	–

Total	$4,409	$1,055	$1,462	$(4)	$(97)	$3,901	$26	$	– 0	–

AB MULTI-MANAGER SELECT 2010 FUND

Portfolio of Investments

October 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.6%
Funds and Investment Trusts - 99.6% (a)
AB All Market Real Return Portfolio-Class Z (b)	77,489	$655,558
AB Bond Inflation Strategy Portfolio-Class Z (b)	147,229	1,523,823
AB Discovery Value Fund-Class Z (b)	8,051	171,816
AB Global Bond Fund, Inc.-Class Z (b)	291,345	2,371,544
AB Global Real Estate Investment Fund II-Class I (b)	23,980	254,424
AB High Income Fund, Inc.-Class Z (b)	62,113	506,219
AB Relative Value Fund-Class Z (b)	53,694	325,383
AB Unconstrained Bond Fund, Inc.-Class Z (b)	40,317	339,470
AQR Equity Market Neutral Fund-Class R6	15,881	169,294
AQR International Defensive Style Fund-Class R6	39,562	490,177
AQR Large Cap Defensive Style Fund-Class R6	24,137	481,539
AQR Style Premia Alternative Fund-Class R6	35,919	337,279
Baird Short Term Bond Fund	71,272	679,932
BlackRock Total Return Bond Fund-Class K	91,869	1,016,989
Boston Partners Long/Short Research Fund-Class INS (c)	20,751	332,843
DFA Commodity Strategy Portfolio	70,553	402,859
iShares Core S&P 500 ETF	7,435	2,027,970
MFS Institutional International Equity Fund	7,280	171,156
PIMCO Real Return Fund	80,398	845,786
Schwab US Dividend Equity ETF	16,826	839,113
T. Rowe Price Emerging Markets Stock Fund	4,418	165,509
T. Rowe Price International Funds-International Discovery Fund	2,665	167,378
Vanguard FTSE Developed Markets ETF	12,411	490,855
Vanguard FTSE Emerging Markets ETF	3,966	150,153
Vanguard Short-Term Bond ETF	8,724	679,948
Vanguard Total Bond Market ETF	14,716	1,145,493

Total Investment Companies (cost $17,100,413)		16,742,510

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.08% (a)(b)(d) (cost $103,474)	103,474	103,474

Total Investments - 100.2% (cost $17,203,887) (e)		16,845,984
Other assets less liabilities - (0.2)%		(29,066)

Net Assets - 100.0%		$16,816,918

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of October 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $93,664 and gross unrealized depreciation of investments was $(451,567), resulting in net unrealized depreciation of $(357,903).

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB MULTI-MANAGER SELECT 2010 FUND

October 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$16,742,510	$	– 0	–	$	– 0	–	$16,742,510
Short-Term Investments	103,474		– 0	–		– 0	–	103,474

Total (a)	$16,845,984	$	– 0	–	$	– 0	–	$16,845,984

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/18 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$925	$33	$247	$29	$(84)	$656	$	– 0	–	$	– 0	–
AB Bond Inflation Strategy Portfolio	1,660	95	197	1	(35)	1,524	14	– 0	–
AB Discovery Value Fund	181	8	– 0	–	– 0	–	(17)	172	– 0	–	– 0	–
AB Global Bond Fund, Inc.	2,766	165	528	(15)	(16)	2,372	17	– 0	–
AB Global Real Estate Investment Fund II	188	97	20	(1)	(10)	254	1	– 0	–
AB High Income Fund, Inc.	555	31	61	(1)	(18)	506	9	– 0	–
AB Relative Value Fund	370	10	44	4	(15)	325	– 0	–	– 0	–
AB Unconstrained Bond Fund, Inc.	370	13	41	– 0	–	(3)	339	2	– 0	–
Government Money Market Portfolio	70	1,696	1,663	– 0	–	– 0	–	103	– 0	–	1

Total	$7,085	$2,148	$2,801	$17	$(198)	$6,251	$43	$1

AB MULTI-MANAGER SELECT 2015 FUND

Portfolio of Investments

October 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.4%
Funds and Investment Trusts - 99.4% (a)
AB All Market Real Return Portfolio-Class Z (b)	277,860	$2,350,699
AB Bond Inflation Strategy Portfolio-Class Z (b)	409,810	4,241,534
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	35,855	438,503
AB Discovery Value Fund-Class Z (b)	21,773	464,640
AB Global Bond Fund, Inc.-Class Z (b)	697,060	5,674,067
AB Global Real Estate Investment Fund II-Class I (b)	67,786	719,209
AB High Income Fund, Inc.-Class Z (b)	235,387	1,918,403
AB Relative Value Fund-Class Z (b)	155,085	939,815
AB Unconstrained Bond Fund, Inc.-Class Z (b)	114,356	962,877
AQR Equity Market Neutral Fund-Class R6	43,994	468,972
AQR International Defensive Style Fund-Class R6	151,488	1,876,933
AQR Large Cap Defensive Style Fund-Class R6	72,493	1,446,231
AQR Style Premia Alternative Fund-Class R6	149,433	1,403,176
BlackRock Total Return Bond Fund-Class K	255,233	2,825,432
Boston Partners Long/Short Research Fund-Class INS (c)	58,144	932,631
DFA Commodity Strategy Portfolio	286,709	1,637,106
iShares Core S&P 500 ETF	22,692	6,189,470
MFS Institutional International Equity Fund	39,381	925,855
PIMCO Real Return Fund	268,544	2,825,078
Schwab US Dividend Equity ETF	46,985	2,343,142
T. Rowe Price Emerging Markets Stock Fund	25,124	941,161
T. Rowe Price International Funds - International Discovery Fund	7,204	452,498
Vanguard FTSE Developed Markets ETF	35,181	1,391,409
Vanguard FTSE Emerging Markets ETF	11,461	433,914
Vanguard Short-Term Bond ETF	12,112	944,009
Vanguard Total Bond Market ETF	28,756	2,238,367

Total Investments - 99.4% (cost $47,988,246) (d)		46,985,131
Other assets less liabilities - 0.6%		293,801

Net Assets - 100.0%		$47,278,932

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.
(c)	Non-income producing security.
(d)

As of October 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $233,023 and gross unrealized depreciation of investments was $(1,236,138), resulting in net unrealized depreciation of $(1,003,115).

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB MULTI-MANAGER SELECT 2015 FUND

October 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$46,985,131	$	– 0	–	$	– 0	–	$46,985,131

Total (a)	$46,985,131	$	– 0	–	$	– 0	–	$46,985,131

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2018 is as follows:

							Distributions
Affiliated Issuer	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/18 (000)	Dividend Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio	$2,637	$817	$931	$99	$(271)	$2,351	$	– 0	–	$	– 0	–
AB Bond Inflation Strategy Portfolio	3,936	1,189	795	(5)	(83)	4,242		36			– 0	–
AB Discovery Growth Fund, Inc.	437	109	77	10	(40)	439		– 0	–		– 0	–
AB Discovery Value Fund	440	119	49	(1)	(44)	465		– 0	–		– 0	–
AB Global Bond Fund, Inc.	5,701	1,700	1,654	(44)	(29)	5,674		40			– 0	–
AB Global Real Estate Investment Fund II	446	382	80	3	(32)	719		3			– 0	–
AB High Income Fund, Inc.	1,760	538	312	2	(70)	1,918		31			– 0	–
AB Relative Value Fund	877	248	157	13	(41)	940		– 0	–		– 0	–
AB Unconstrained Bond Fund, Inc.	886	245	160	1	(9)	963		6			– 0	–

Total	$17,120	$5,347	$4,215	$78	$(619)	$17,711		$116		$	– 0	–

AB MULTI-MANAGER SELECT 2020 FUND

Portfolio of Investments

October 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.0%
Funds and Investment Trusts - 99.0% (a)
AB All Market Real Return Portfolio-Class Z (b)	590,354	$4,994,392
AB Bond Inflation Strategy Portfolio-Class Z (b)	666,858	6,901,980
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	85,019	1,039,785
AB Discovery Value Fund-Class Z (b)	90,980	1,941,522
AB Global Bond Fund, Inc.-Class Z (b)	1,216,205	9,899,909
AB Global Real Estate Investment Fund II-Class I (b)	139,579	1,480,933
AB High Income Fund, Inc.-Class Z (b)	608,484	4,959,147
AB Relative Value Fund-Class Z (b)	470,334	2,850,221
AB Unconstrained Bond Fund, Inc.-Class Z (b)	235,310	1,981,310
AQR Equity Market Neutral Fund-Class R6	184,863	1,970,640
AQR International Defensive Style Fund-Class R6	317,853	3,938,203
AQR Large Cap Defensive Style Fund-Class R6	146,854	2,929,729
AQR Style Premia Alternative Fund-Class R6	208,638	1,959,109
BlackRock Total Return Bond Fund-Class K	356,046	3,941,428
Boston Partners Long/Short Research Fund-Class INS (c)	126,076	2,022,258
DFA Commodity Strategy Portfolio	606,070	3,460,660
iShares Core S&P 500 ETF	60,187	16,416,606
MFS Institutional International Equity Fund	82,279	1,934,388
PIMCO Real Return Fund	561,860	5,910,767
Schwab US Dividend Equity ETF	119,500	5,959,465
T. Rowe Price Emerging Markets Stock Fund	52,513	1,967,156
T. Rowe Price International Funds - International Discovery Fund	15,053	945,451
Vanguard FTSE Developed Markets ETF	98,945	3,913,275
Vanguard FTSE Emerging Markets ETF	24,351	921,929
Vanguard Total Bond Market ETF	60,195	4,685,579

Total Investment Companies (cost $100,513,048)		98,925,842

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.08% (a)(b)(d) (cost $1,267,725)	1,267,725	1,267,725

Total Investments - 100.2% (cost $101,780,773) (e)		100,193,567
Other assets less liabilities - (0.2)%		(249,487)

Net Assets - 100.0%		$99,944,080

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of October 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,115,238 and gross unrealized depreciation of investments was $(2,702,444), resulting in net unrealized depreciation of $(1,587,206).

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB MULTI-MANAGER SELECT 2020 FUND

October 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$98,925,842	$	– 0	–	$	– 0	–	$98,925,842
Short-Term Investments	1,267,725		– 0	–		– 0	–	1,267,725

Total (a)	$100,193,567	$	– 0	–	$	– 0	–	$100,193,567

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/18 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$6,100	$439	$1,166	$129	$(508)	$4,994	$	– 0	–	$	– 0	–
AB Bond Inflation Strategy Portfolio	7,065	512	530	(5)	(140)	6,902	61	– 0	–
AB Discovery Growth Fund, Inc.	964	177	37	6	(70)	1,040	– 0	–	– 0	–
AB Discovery Value Fund	2,048	86	– 0	–	– 0	–	(192)	1,942	– 0	–	– 0	–
AB Global Bond Fund, Inc.	11,146	762	1,878	(72)	(58)	9,900	71	– 0	–
AB Global Real Estate Investment Fund II	1,002	598	60	2	(61)	1,481	5	– 0	–
AB High Income Fund, Inc.	5,131	350	343	2	(181)	4,959	82	– 0	–
AB Relative Value Fund	2,912	74	52	6	(90)	2,850	– 0	–	– 0	–
AB Unconstrained Bond Fund, Inc.	2,035	125	161	– 0	–	(18)	1,981	12	– 0	–
Government Money Market Portfolio	34	11,373	10,139	– 0	–	– 0	–	1,268	– 0	–	4

Total	$38,437	$14,496	$14,366	$68	$(1,318)	$37,317	$231	$4

AB MULTI-MANAGER SELECT 2025 FUND

Portfolio of Investments

October 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.0%
Funds and Investment Trusts - 100.0% (a)
AB All Market Real Return Portfolio-Class Z (b)	716,155	$6,058,674
AB Bond Inflation Strategy Portfolio-Class Z (b)	595,638	6,164,857
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	239,861	2,933,503
AB Discovery Value Fund-Class Z (b)	142,511	3,041,186
AB Global Bond Fund, Inc.-Class Z (b)	1,718,244	13,986,507
AB Global Real Estate Investment Fund II-Class I (b)	371,065	3,936,996
AB High Income Fund, Inc.-Class Z (b)	1,319,439	10,753,430
AB Relative Value Fund-Class Z (b)	1,011,233	6,128,073
AB Unconstrained Bond Fund, Inc.-Class Z (b)	375,574	3,162,329
AQR Equity Market Neutral Fund-Class R6	287,974	3,069,803
AQR International Defensive Style Fund-Class R6	490,417	6,076,268
AQR Large Cap Defensive Style Fund-Class R6	231,614	4,620,698
AQR Style Premia Alternative Fund-Class R6	331,396	3,111,807
BlackRock Total Return Bond Fund-Class K	283,331	3,136,470
Boston Partners Long/Short Research Fund-Class INS (c)	281,727	4,518,895
DFA Commodity Strategy Portfolio	925,666	5,285,556
iShares Core S&P 500 ETF	100,816	27,498,572
MFS Institutional International Equity Fund	129,668	3,048,490
PIMCO Real Return Fund	443,546	4,666,103
Schwab US Dividend Equity ETF	153,485	7,654,297
T. Rowe Price Emerging Markets Stock Fund	80,650	3,021,132
T. Rowe Price International Funds-International Discovery Fund	48,041	3,017,460
Vanguard FTSE Developed Markets ETF	265,647	10,506,339
Vanguard FTSE Emerging Markets ETF	35,886	1,358,644
Vanguard Total Bond Market ETF	74,499	5,799,002

Total Investment Companies (cost $153,789,308)		152,555,091

SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.08% (a)(b)(d) (cost $12,779)	12,779	12,779

Total Investments – 100.0% (cost $153,802,087) (e)		152,567,870
Other assets less liabilities - 0.0%		(21,861)

Net Assets - 100.0%		$152,546,009

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of October 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,283,246 and gross unrealized depreciation of investments was $(3,517,463), resulting in net unrealized depreciation of $(1,234,217).

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB MULTI-MANAGER SELECT 2025 FUND

October 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$152,555,091	$	– 0	–	$	– 0	–	$152,555,091
Short-Term Investments	12,779		– 0	–		– 0	–	12,779

Total (a)	$152,567,870	$	– 0	–	$	– 0	–	$152,567,870

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/18 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$7,733	$419	$1,616	$191	$(668)	$6,059	$	– 0	–	$	– 0	–
AB Bond Inflation Strategy Portfolio	6,058	524	412	(3)	(2)	6,165	52	– 0	–
AB Discovery Growth Fund, Inc.	2,951	390	271	67	(203)	2,934	– 0	–	– 0	–
AB Discovery Value Fund	3,017	383	67	– 0	–	(292)	3,041	– 0	–	– 0	–
AB Global Bond Fund, Inc.	15,172	1,241	2,517	(112)	203	13,987	98	– 0	–
AB Global Real Estate Investment Fund II	3,068	1,040	– 0	–	– 0	–	(171)	3,937	17	– 0	–
AB High Income Fund, Inc.	10,584	859	428	21	(283)	10,753	173	– 0	–
AB Relative Value Fund	6,291	119	102	17	(197)	6,128	– 0	–	– 0	–
AB Unconstrained Bond Fund, Inc.	2,986	231	28	(1)	(26)	3,162	18	– 0	–
Government Money Market Portfolio	839	15,493	16,319	– 0	–	– 0	–	13	– 0	–	4

Total	$58,699	$20,699	$21,760	$180	$(1,639)	$56,179	$358	$4

AB MULTI-MANAGER SELECT 2030 FUND

Portfolio of Investments

October 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.7%
Funds and Investment Trusts - 99.7% (a)
AB All Market Real Return Portfolio-Class Z (b)	433,955	$3,671,259
AB Bond Inflation Strategy Portfolio-Class Z (b)	123,982	1,283,209
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	196,028	2,397,427
AB Discovery Value Fund-Class Z (b)	166,659	3,556,495
AB Global Bond Fund, Inc.-Class Z (b)	925,307	7,531,995
AB Global Real Estate Investment Fund II-Class I (b)	297,719	3,158,796
AB High Income Fund, Inc.-Class Z (b)	1,219,657	9,940,202
AB Relative Value Fund-Class Z (b)	1,219,932	7,392,790
AB Unconstrained Bond Fund, Inc.-Class Z (b)	153,939	1,296,169
AQR Equity Market Neutral Fund-Class R6	354,096	3,774,661
AQR International Defensive Style Fund-Class R6	397,465	4,924,594
AQR Large Cap Defensive Style Fund-Class R6	246,615	4,919,966
AQR Style Premia Alternative Fund-Class R6	135,833	1,275,467
BlackRock Total Return Bond Fund-Class K	116,136	1,285,625
Boston Partners Long/Short Research Fund-Class INS (c)	307,944	4,939,428
DFA Commodity Strategy Portfolio	540,141	3,084,206
Franklin Growth Fund-Class R6	12,088	1,187,417
iShares Core S&P 500 ETF	90,493	24,682,871
MFS Institutional International Equity Fund	156,356	3,675,918
PIMCO Real Return Fund	121,198	1,275,002
Schwab US Dividend Equity ETF	98,032	4,888,856
T. Rowe Price Emerging Markets Stock Fund	64,124	2,402,079
T. Rowe Price International Funds-International Discovery Fund	39,264	2,466,203
Vanguard FTSE Developed Markets ETF	277,777	10,986,080
Vanguard FTSE Emerging Markets ETF	62,970	2,384,044
Vanguard Total Bond Market ETF	61,857	4,814,949

Total Investment Companies (cost $124,178,234)		123,195,708

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.08% (a)(b)(d) (cost $348,578)	348,578	348,578

Total Investments - 100.0% (cost $124,526,812) (e)		123,544,286
Other assets less liabilities - 0.0%		(29,213)

Net Assets - 100.0%		$123,515,073

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of October 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,200,523 and gross unrealized depreciation of investments was $(3,183,049), resulting in net unrealized depreciation of $(982,526).

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB MULTI-MANAGER SELECT 2025 FUND

October 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$123,195,709	$	– 0	–	$	– 0	–	$123,195,708
Short-Term Investments	348,577		– 0	–		– 0	–	348,578

Total (a)	$123,544,286	$	– 0	–	$	– 0	–	$123,544,286

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolio for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/18 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$5,083	$405	$1,513	$64	$(368)	$3,671	$	– 0	–	$	– 0	–
AB Bond Inflation Strategy Portfolio	1,210	99	1	– 0	–	(25)	1,283	11	– 0	–
AB Discovery Growth Fund, Inc.	2,417	344	196	66	(234)	2,397	– 0	–	– 0	–
AB Discovery Value Fund	3,697	337	124	20	(374)	3,556	– 0	–	– 0	–
AB Global Bond Fund, Inc.	8,665	996	2,027	(100)	(2)	7,532	56	– 0	–
AB Global Real Estate Investment Fund II	2,462	878	44	4	(141)	3,159	14	– 0	–
AB High Income Fund, Inc.	10,053	1,053	808	7	(365)	9,940	162	– 0	–
AB Relative Value Fund	7,716	202	304	45	(266)	7,393	– 0	–	– 0	–
AB Unconstrained Bond Fund, Inc.	1,219	89	1	– 0	–	(11)	1,296	7	– 0	–
Government Money Market Portfolio	304	13,809	13,764	– 0	–	– 0	–	349	– 0	–	3

Total	$42,826	$18,212	$18,782	$106	$(1,786)	$40,576	$250	$3

AB MULTI-MANAGER SELECT 2035 FUND

Portfolio of Investments

October 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.6%
Funds and Investment Trusts - 99.6% (a)
AB All Market Real Return Portfolio-Class Z (b)	417,660	$3,533,407
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	282,518	3,455,196
AB Discovery Value Fund-Class Z (b)	160,992	3,435,560
AB Global Bond Fund, Inc.-Class Z (b)	742,147	6,041,075
AB Global Real Estate Investment Fund II-Class I (b)	286,306	3,037,707
AB High Income Fund, Inc.-Class Z (b)	910,914	7,423,951
AB Relative Value Fund-Class Z (b)	1,178,449	7,141,398
AQR Equity Market Neutral Fund-Class R6	342,064	3,646,401
AQR International Defensive Style Fund-Class R6	377,912	4,682,335
AQR Large Cap Defensive Style Fund-Class R6	238,232	4,752,736
AQR Style Premia Alternative Fund-Class R6	131,215	1,232,109
Boston Partners Long/Short Research Fund-Class INS (c)	297,472	4,771,447
DFA Commodity Strategy Portfolio	519,437	2,965,987
Franklin Growth Fund-Class R6	23,356	2,294,236
iShares Core S&P 500 ETF	104,385	28,472,053
MFS Institutional International Equity Fund	196,683	4,624,022
Schwab US Dividend Equity ETF	71,024	3,541,967
T. Rowe Price Emerging Markets Stock Fund	61,954	2,320,798
T. Rowe Price International Funds-International Discovery Fund	56,610	3,555,679
Vanguard FTSE Developed Markets ETF	327,090	12,936,410
Vanguard FTSE Emerging Markets ETF	60,606	2,294,543
Vanguard Total Bond Market ETF	27,886	2,170,646

Total Investment Companies (cost $118,580,817)		118,329,663

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.08% (a)(b)(d) (cost $657,201)	657,201	657,201

Total Investments - 100.2% (cost $119,238,018) (e)		118,986,864
Other assets less liabilities - (0.2)%		(224,620)

Net Assets - 100.0%		$118,762,244

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.
(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of October 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,466,074 and gross unrealized depreciation of investments was $(2,717,228), resulting in net unrealized depreciation of $(251,154).

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB MULTI-MANAGER SELECT 2035 FUND

October 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$118,329,663	$	– 0	–	$	– 0	–	$118,329,663
Short-Term Investments	657,201		– 0	–		– 0	–	657,201

Total (a)	$118,986,864	$	– 0	–	$	– 0	–	$118,986,864

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/18 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$4,804	$270	$1,253	$42	$(330)	$3,533	$	– 0	–	$	– 0	–
AB Discovery Growth Fund, Inc.	3,435	383	110	45	(298)	3,455	– 0	–	– 0	–
AB Discovery Value Fund	3,560	217	– 0	–	– 0	–	(341)	3,436	– 0	–	– 0	–
AB Global Bond Fund, Inc.	7,124	469	1,467	(49)	(36)	6,041	46	– 0	–
AB Global Real Estate Investment Fund II	2,377	794	– 0	–	– 0	–	(133)	3,038	13	– 0	–
AB High Income Fund, Inc.	7,087	597	– 0	–	– 0	–	(260)	7,424	117	– 0	–
AB Relative Value Fund	7,396	47	89	9	(222)	7,141	– 0	–	– 0	–
Government Money Market Portfolio	898	9,682	9,923	– 0	–	– 0	–	657	– 0	–	3

Total	$36,681	$12,459	$12,842	$47	$(1,620)	$34,725	$176	$3

AB MULTI-MANAGER SELECT 2040 FUND

Portfolio of Investments

October 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.4%
Funds and Investment Trusts - 99.4% (a)
AB All Market Real Return Portfolio-Class Z (b)	171,654	$1,452,196
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	172,707	2,112,207
AB Discovery Value Fund-Class Z (b)	134,428	2,868,703
AB Global Bond Fund, Inc.-Class Z (b)	267,759	2,179,556
AB Global Real Estate Investment Fund II-Class I (b)	169,346	1,796,764
AB High Income Fund, Inc.-Class Z (b)	177,892	1,449,824
AB Relative Value Fund-Class Z (b)	843,752	5,113,138
AQR Equity Market Neutral Fund-Class R6	136,356	1,453,550
AQR International Defensive Style Fund-Class R6	175,030	2,168,616
AQR Large Cap Defensive Style Fund-Class R6	74,595	1,488,167
Boston Partners Long/Short Research Fund-Class INS (c)	228,191	3,660,190
DFA Commodity Strategy Portfolio	313,711	1,791,290
Franklin Growth Fund-Class R6	14,626	1,436,739
iShares Core S&P 500 ETF	67,002	18,275,465
MFS Institutional International Equity Fund	187,017	4,396,767
MFS Value Fund-Class R5 (c)	38,706	1,502,936
Schwab US Dividend Equity ETF	44,478	2,218,118
T. Rowe Price Emerging Markets Stock Fund	58,190	2,179,792
T. Rowe Price International Funds-International Discovery Fund	35,225	2,212,489
Vanguard FTSE Developed Markets ETF	238,427	9,429,788
Vanguard FTSE Emerging Markets ETF	55,783	2,111,944
Vanguard Total Bond Market ETF	16,261	1,265,756

Total Investment Companies (cost $72,553,265)		72,563,995

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.08% (a)(b)(d) (cost $427,171)	427,171	427,171

Total Investments - 100.0% (cost $72,980,436) (e)		72,991,166
Other assets less liabilities - 0.0%		(17,696)

Net Assets - 100.0%		$72,973,470

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.
(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of October 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,386,729 and gross unrealized depreciation of investments was $(1,375,999), resulting in net unrealized appreciation of $10,730.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB MULTI-MANAGER SELECT 2040 FUND

October 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$72,563,995	$	– 0	–	$	– 0	–	$72,563,995
Short-Term Investments	427,171		– 0	–		– 0	–	427,171

Total (a)	$72,991,166	$	– 0	–	$	– 0	–	$72,991,166

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/18 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$2,216	$177	$812	$(22)	$(107)	$1,452	$	– 0	–	$	– 0	–
AB Discovery Growth Fund, Inc.	2,144	187	65	25	(179)	2,112	– 0	–	– 0	–
AB Discovery Value Fund	2,905	251	– 0	–	– 0	–	(287)	2,869	– 0	–	– 0	–
AB Global Bond Fund, Inc.	2,906	269	960	(31)	(4)	2,180	19	– 0	–
AB Global Real Estate Investment Fund II	1,479	494	93	3	(86)	1,797	8	– 0	–
AB High Income Fund, Inc.	1,437	171	105	(1,682)	1,629	1,450	24	– 0	–
AB Relative Value Fund	5,246	266	244	28	(183)	5,113	– 0	–	– 0	–
Government Money Market Portfolio	634	6,865	7,072	– 0	–	– 0	–	427	– 0	–	2

Total	$18,967	$8,680	$9,351	$(1,679)	$783	$17,400	$51	$2

AB MULTI-MANAGER SELECT 2045 FUND

Portfolio of Investments

October 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.5%
Funds and Investment Trusts - 99.5% (a)
AB All Market Real Return Portfolio-Class Z (b)	75,338	$637,356
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	151,476	1,852,553
AB Discovery Value Fund-Class Z (b)	117,789	2,513,614
AB Global Bond Fund, Inc.-Class Z (b)	240,798	1,960,099
AB Global Real Estate Investment Fund II-Class I (b)	156,360	1,658,980
AB Relative Value Fund-Class Z (b)	740,857	4,489,595
AQR Equity Market Neutral Fund-Class R6	125,129	1,333,873
AQR International Defensive Style Fund-Class R6	102,248	1,266,851
AQR Large Cap Defensive Style Fund-Class R6	32,679	651,955
Boston Partners Long/Short Research Fund-Class INS (c)	199,638	3,202,199
DFA Commodity Strategy Portfolio	278,614	1,590,886
Franklin Growth Fund-Class R6	25,631	2,517,701
iShares Core S&P 500 ETF	63,454	17,307,713
MFS Institutional International Equity Fund	191,579	4,504,031
MFS Value Fund-Class R5(c)	33,921	1,317,135
Schwab US Dividend Equity ETF	25,982	1,295,722
T. Rowe Price Emerging Markets Stock Fund	50,985	1,909,888
T. Rowe Price International Funds-International Discovery Fund	30,928	1,942,615
Vanguard FTSE Developed Markets ETF	225,319	8,911,366
Vanguard FTSE Emerging Markets ETF	67,266	2,546,691
Vanguard Total Bond Market ETF	6,558	510,475

Total Investment Companies (cost $63,763,050)		63,921,298

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.08% (a)(b)(d) (cost $313,139)	313,139	313,139

Total Investments - 100.0% (cost $64,076,189) (e)		64,234,437
Other assets less liabilities - 0.0%		(4,570)

Net Assets - 100.0%		$64,229,867

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of October 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,352,107 and gross unrealized depreciation of investments was $(1,193,859), resulting in net unrealized appreciation of $158,248.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB MULTI-MANAGER SELECT 2045 FUND

October 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$63,921,298	$	– 0	–	$	– 0	–	$63,921,298
Short-Term Investments	313,139		– 0	–		– 0	–	313,139

Total (a)	$64,234,437	$	– 0	–	$	– 0	–	$64,234,437

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/18 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$1,298	$106	$698	$(38)	$(30)	$638	$	– 0	–	$	– 0	–
AB Discovery Growth Fund, Inc.	1,874	283	174	25	(155)	1,853	– 0	–	– 0	–
AB Discovery Value Fund	2,585	212	32	6	(257)	2,514	– 0	–	– 0	–
AB Global Bond Fund, Inc.	2,595	203	806	(21)	(11)	1,960	17	– 0	–
AB Global Real Estate Investment Fund II	1,322	410	– 0	–	– 0	–	(73)	1,659	7	– 0	–
AB Relative Value Fund	4,666	95	138	13	(146)	4,490	– 0	–	– 0	–
Government Money Market Portfolio	292	6,351	6,330	– 0	–	– 0	–	313	– 0	–	2

Total	$14,632	$7,660	$8,178	$(15)	$(672)	$13,427	$24	$2

AB MULTI-MANAGER SELECT 2050 FUND

Portfolio of Investments

October 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.6%
Funds and Investment Trusts - 99.6% (a)
AB All Market Real Return Portfolio-Class Z (b)	33,850	$286,373
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	72,030	880,921
AB Discovery Value Fund-Class Z (b)	55,073	1,175,246
AB Global Bond Fund, Inc.-Class Z (b)	99,178	807,309
AB Global Real Estate Investment Fund II-Class I (b)	68,104	722,584
AB Relative Value Fund-Class Z (b)	338,024	2,048,424
AQR Equity Market Neutral Fund-Class R6	54,119	576,911
AQR International Defensive Style Fund-Class R6	22,717	281,467
AQR Large Cap Defensive Style Fund-Class R6	14,523	289,734
Boston Partners Long/Short Research Fund-Class INS (c)	90,487	1,451,414
DFA Commodity Strategy Portfolio	123,906	707,504
Franklin Growth Fund-Class R6	14,734	1,447,352
iShares Core S&P 500 ETF	29,830	8,136,431
MFS Institutional International Equity Fund	99,235	2,333,018
MFS Value Fund-Class R5 (c)	15,068	585,074
T. Rowe Price Emerging Markets Stock Fund	22,971	860,481
T. Rowe Price International Funds-International Discovery Fund	14,018	880,485
Vanguard FTSE Developed Markets ETF	109,822	4,343,460
Vanguard FTSE Emerging Markets ETF	29,523	1,117,741

Total Investment Companies (cost $29,096,057)		28,931,929

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.08% (a)(b)(d) (cost $104,970)	104,970	104,970

Total Investments - 100.0% (cost $29,201,027) (e)		29,036,899
Other assets less liabilities - 0.0%		80

Net Assets - 100.0%		$29,036,979

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of October 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $406,977 and gross unrealized depreciation of investments was $(571,105), resulting in net unrealized depreciation of $(164,128).

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB MULTI-MANAGER SELECT 2050 FUND

October 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$28,931,929	$	– 0	–	$	– 0	–	$28,931,929
Short-Term Investments	104,970		– 0	–		– 0	–	104,970

Total (a)	$29,036,899	$	– 0	–	$	– 0	–	$29,036,899

(a)	There were no transfers between any levels during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/18 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$550	$69	$302	$(17)	$(14)	$286	$	– 0	–	$	– 0	–
AB Discovery Growth Fund, Inc.	768	218	44	4	(65)	881	– 0	–	– 0	–
AB Discovery Value Fund	1,057	230	– 0	–	– 0	–	(112)	1,175	– 0	–	– 0	–
AB Global Bond Fund, Inc.	1,015	142	337	(9)	(4)	807	7	– 0	–
AB Global Real Estate Investment Fund II	547	230	22	1	(33)	723	3	– 0	–
AB Relative Value Fund	1,914	229	33	3	(65)	2,048	– 0	–	– 0	–
Government Money Market Portfolio	233	4,399	4,527	– 0	–	– 0	–	105	– 0	–	1

Total	$6,084	$5,517	$5,265	$(18)	$(293)	$6,025	$10	$1

AB MULTI-MANAGER SELECT 2055 FUND

Portfolio of Investments

October 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 98.9%
Funds and Investment Trusts - 98.9% (a)
AB All Market Real Return Portfolio-Class Z (b)	39,253	$332,085
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	79,008	966,268
AB Discovery Value Fund-Class Z (b)	61,335	1,308,893
AB Global Bond Fund, Inc.-Class Z (b)	115,012	936,198
AB Global Real Estate Investment Fund II-Class I (b)	81,046	859,895
AB Relative Value Fund-Class Z (b)	383,982	2,326,933
AQR Equity Market Neutral Fund-Class R6	65,161	694,612
Boston Partners Long/Short Research Fund-Class INS (c)	103,851	1,665,764
DFA Commodity Strategy Portfolio	147,041	839,602
Franklin Growth Fund-Class R6	16,769	1,647,227
iShares Core S&P 500 ETF	35,497	9,682,162
MFS Institutional International Equity Fund	128,370	3,017,988
MFS Value Fund-Class R5 (c)	17,658	685,651
T. Rowe Price Emerging Markets Stock Fund	26,655	998,489
T. Rowe Price International Funds-International Discovery Fund	16,031	1,006,911
Vanguard FTSE Developed Markets ETF	125,817	4,976,062
Vanguard FTSE Emerging Markets ETF	35,049	1,326,955

Total Investment Companies (cost $33,397,249)		33,271,695

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.08% (a)(b)(d) (cost $300,052)	300,052	300,052

Total Investments - 99.8% (cost $33,697,301) (e)		33,571,747
Other assets less liabilities - 0.2%		58,625

Net Assets - 100.0%		$33,630,372

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of October 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $497,397 and gross unrealized depreciation of investments was $(622,951), resulting in net unrealized depreciation of $(125,554).

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB MULTI-MANAGER SELECT 2055 FUND

October 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$33,271,695	$	– 0	–	$	– 0	–	$33,271,695
Short-Term Investments	300,052		– 0	–		– 0	–	300,052

Total (a)	$33,571,747	$	– 0	–	$	– 0	–	$33,571,747

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/18 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$648	$76	$357	$(20)	$(15)	$332	$	– 0	–	$	– 0	–
AB Discovery Growth Fund, Inc.	944	137	45	4	(74)	966	– 0	–	– 0	–
AB Discovery Value Fund	1,300	139	– 0	–	– 0	–	(130)	1,309	– 0	–	– 0	–
AB Global Bond Fund, Inc.	1,221	134	404	(10)	(5)	936	8	– 0	–
AB Global Real Estate Investment Fund II	654	244	– 0	–	– 0	–	(38)	860	4	– 0	–
AB Relative Value Fund	2,349	103	55	5	(75)	2,327	– 0	–	– 0	–
Government Money Market Portfolio	283	3,615	3,598	– 0	–	– 0	–	300	– 0	–	1

Total	$7,399	$4,448	$4,459	$(21)	$(337)	$7,030	$12	$1

SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments

October 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.0%
Health Care - 24.3%
Biotechnology - 11.4%
Adamas Pharmaceuticals, Inc. (a)(b)	373,983	$6,189,419
Aimmune Therapeutics, Inc. (a)	334,036	8,878,677
Allakos, Inc. (a)	178,532	8,632,022
Allogene Therapeutics, Inc. (a)	150,061	3,602,965
Ascendis Pharma A/S (Sponsored ADR) (a)	123,180	7,919,242
Audentes Therapeutics, Inc. (a)	278,395	7,850,739
BeiGene Ltd. (Sponsored ADR) (a)	60,389	7,605,391
Biohaven Pharmaceutical Holding Co., Ltd. (a)	277,420	10,000,991
Blueprint Medicines Corp. (a)	174,339	10,594,581
Deciphera Pharmaceuticals, Inc. (a)	261,954	5,288,851
Exact Sciences Corp. (a)	324,135	23,029,792
Guardant Health, Inc. (a)	66,513	2,226,855
Loxo Oncology, Inc. (a)	98,220	14,994,265
Madrigal Pharmaceuticals, Inc. (a)	43,030	8,212,706
Neurocrine Biosciences, Inc. (a)	140,900	15,097,435
NuCana PLC (ADR) (a)(b)	284,871	5,047,914
Rubius Therapeutics, Inc. (a)	381,329	6,265,236
Sage Therapeutics, Inc. (a)	46,583	5,994,300
Sarepta Therapeutics, Inc. (a)	66,320	8,870,963
Spark Therapeutics, Inc. (a)(b)	190,170	8,555,748
Ultragenyx Pharmaceutical, Inc. (a)	187,929	9,105,160
Y-mAbs Therapeutics, Inc. (a)	242,935	5,966,484

		189,929,736

Health Care Equipment & Supplies - 4.1%
iRhythm Technologies, Inc. (a)	343,773	26,559,902
Penumbra, Inc. (a)	113,973	15,500,328
Tactile Systems Technology, Inc. (a)(b)	386,604	25,314,830

		67,375,060

Health Care Providers & Services - 1.4%
LHC Group, Inc. (a)	244,630	22,366,521

Health Care Technology - 3.4%
Teladoc Health, Inc. (a)	444,956	30,853,249
Vocera Communications, Inc. (a)	757,373	26,288,417

		57,141,666

Life Sciences Tools & Services - 1.4%
ICON PLC (a)	170,131	23,491,688

Pharmaceuticals - 2.6%
Aerie Pharmaceuticals, Inc. (a)	178,925	9,515,232
Aquestive Therapeutics, Inc. (a)	451,434	6,830,196
GW Pharmaceuticals PLC (Sponsored ADR) (a)(b)	49,580	6,816,754
Intersect ENT, Inc. (a)	486,630	13,654,838
Revance Therapeutics, Inc. (a)	281,608	6,130,606

		42,947,626

		403,252,297

Company	Shares	U.S. $ Value
Information Technology - 22.2%
Communications Equipment - 1.3%
Ciena Corp. (a)	710,930	$22,223,672

Electronic Equipment, Instruments & Components - 1.9%
Littelfuse, Inc.	73,320	13,282,651
Novanta, Inc. (a)	310,260	18,060,235

		31,342,886

Semiconductors & Semiconductor Equipment - 2.6%
Monolithic Power Systems, Inc.	119,439	14,108,135
Silicon Laboratories, Inc. (a)	240,282	19,590,191
Universal Display Corp. (b)	77,500	9,533,275

		43,231,601

Software - 15.3%
2U, Inc. (a)	268,959	16,920,211
Altair Engineering, Inc.-Class A (a)	576,460	21,986,184
Aspen Technology, Inc. (a)	152,340	12,932,142
Blackline, Inc. (a)	332,939	15,441,711
Bottomline Technologies DE, Inc. (a)	232,650	15,503,796
Guidewire Software, Inc. (a)	140,375	12,489,164
HubSpot, Inc. (a)	177,146	24,029,855
New Relic, Inc. (a)	274,234	24,475,384
Paylocity Holding Corp. (a)	254,258	16,727,634
Proofpoint, Inc. (a)	121,105	11,014,500
Rapid7, Inc. (a)	569,520	20,639,405
RingCentral, Inc.-Class A (a)	206,985	16,088,944
SailPoint Technologies Holding, Inc. (a)	862,366	22,456,010
Trade Desk, Inc. (The)-Class A (a)	187,274	23,137,703

		253,842,643

Technology Hardware, Storage & Peripherals - 1.1%
Pure Storage, Inc.-Class A (a)	864,470	17,445,005

		368,085,807

Industrials - 17.2%
Aerospace & Defense - 2.4%
Hexcel Corp.	311,205	18,211,716
Mercury Systems, Inc. (a)	457,474	21,437,232

		39,648,948

Commercial Services & Supplies - 2.5%
Cimpress NV (a)	152,889	19,109,596
Tetra Tech, Inc.	347,238	22,931,598

		42,041,194

Company	Shares	U.S. $ Value
Construction & Engineering - 0.9%
Dycom Industries, Inc. (a)	218,104	$14,804,899

Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	107,732	10,405,834

Machinery - 6.2%
Gardner Denver Holdings, Inc. (a)	673,495	18,224,775
Gates Industrial Corp. PLC (a)	782,379	11,774,804
IDEX Corp.	136,716	17,338,323
Lincoln Electric Holdings, Inc.	194,573	15,742,901
Nordson Corp.	143,130	17,557,757
RBC Bearings, Inc. (a)	144,348	21,317,313

		101,955,873

Road & Rail - 2.4%
Knight-Swift Transportation Holdings, Inc.	619,760	19,832,320
Saia, Inc. (a)	327,260	20,571,563

		40,403,883

Trading Companies & Distributors - 2.2%
H&E Equipment Services, Inc.	729,218	17,566,862
SiteOne Landscape Supply, Inc. (a)	265,331	18,053,121

		35,619,983

		284,880,614

Consumer Discretionary - 16.4%
Distributors - 1.3%
Pool Corp.	145,688	21,234,026

Diversified Consumer Services - 2.9%
Bright Horizons Family Solutions, Inc. (a)	212,445	24,412,055
Grand Canyon Education, Inc. (a)	190,895	23,804,606

		48,216,661

Hotels, Restaurants & Leisure - 4.1%
Hilton Grand Vacations, Inc. (a)	656,843	17,649,371
Planet Fitness, Inc. (a)	666,118	32,699,733
Wingstop, Inc.	274,006	17,158,256

		67,507,360

Internet & Direct Marketing Retail - 3.5%
Etsy, Inc. (a)	612,940	26,062,209
GrubHub, Inc. (a)	181,710	16,851,786
Wayfair, Inc.-Class A (a)	142,408	15,706,178

		58,620,173

Multiline Retail - 1.5%
Ollie’s Bargain Outlet Holdings, Inc. (a)	269,855	25,069,530

Specialty Retail - 3.1%
Five Below, Inc. (a)	285,442	32,489,008
Sleep Number Corp. (a)	550,746	20,030,632

		52,519,640

		273,167,390

Company	Shares	U.S. $ Value
Financials - 7.2%
Banks - 3.0%
Cadence BanCorp	768,990	$16,963,919
Sterling Bancorp./DE	708,676	12,741,994
Western Alliance Bancorp (a)	355,373	17,143,194
Wintrust Financial Corp.	32,320	2,460,845

		49,309,952

Capital Markets - 3.0%
Hamilton Lane, Inc.-Class A	456,645	17,526,035
Houlihan Lokey, Inc.	413,287	17,019,159
Stifel Financial Corp.	354,307	16,198,916

		50,744,110

Insurance - 1.2%
Trupanion, Inc. (a)(b)	773,888	19,548,411

		119,602,473

Consumer Staples - 2.7%
Food & Staples Retailing - 1.2%
Chefs’ Warehouse, Inc. (The) (a)	610,110	20,517,999

Food Products - 1.5%
Freshpet, Inc. (a)(b)	655,628	24,979,427

		45,497,426

Materials - 2.4%
Chemicals - 2.4%
Ingevity Corp. (a)	248,176	22,603,870
PolyOne Corp.	513,245	16,582,946

		39,186,816

Energy - 2.2%
Energy Equipment & Services - 0.7%
Oil States International, Inc. (a)	520,988	11,602,403

Oil, Gas & Consumable Fuels - 1.5%
Magnolia Oil & Gas Corp. (a)	795,040	9,898,248
Matador Resources Co. (a)	539,237	15,551,595

		25,449,843

		37,052,246

Communication Services - 1.4%
Diversified Telecommunication Services - 1.2%
Vonage Holdings Corp. (a)	1,521,351	20,173,114

Entertainment - 0.2%
Take-Two Interactive Software, Inc. (a)	26,793	3,452,814

		23,625,928

Total Common Stocks (cost $1,217,609,907)		1,594,350,997

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 0.8%
Funds and Investment Trusts - 0.8%
iShares Russell 2000 Growth ETF (b)(c) (cost $10,834,269)	70,700	$13,283,823

PREFERRED STOCKS - 0.1%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Honest Co., Inc. (The)-Series D
0.00% (a)(d)(e)(f)	29,639	807,548
Honest Co., Inc. (The)-Series E
0.00% (a)(d)(e)(f)	7,460	138,958

Total Preferred Stocks (cost $1,502,384)		946,506

SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.08% (c)(g)(h) (cost $36,163,759)	36,163,759	36,163,759

Total Investments Before Security Lending Collateral for Securities Loaned - 99.0% (cost $1,266,110,319)		1,644,745,085

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%
Investment Companies - 3.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.08% (c)(g)(h) (cost $57,230,447)	57,230,447	57,230,447

Total Investments - 102.5% (cost $1,323,340,766) (i)		1,701,975,532
Other assets less liabilities - (2.5)%		(40,938,046)

Net Assets - 100.0%		$1,661,037,486

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.

(i)

As of October 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $439,769,923 and gross unrealized depreciation of investments was $(61,135,157), resulting in net unrealized appreciation of $378,634,766.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund

SMALL CAP GROWTH PORTFOLIO

October 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$1,594,350,997		$	– 0	–	$	– 0	–	$1,594,350,997
Investment Companies	13,283,823			– 0	–		– 0	–	13,283,823
Preferred Stocks	– 0	–		– 0	–		946,506		946,506
Short-Term Investments	36,163,759			– 0	–		– 0	–	36,163,759
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	57,230,447			– 0	–		– 0	–	57,230,447

Total Investments in Securities	1,701,029,026			– 0	–		946,506		1,701,975,532
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$1,701,029,026		$	– 0	–		$946,506		$1,701,975,532

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stocks		Total
Balance as of 7/31/18	$955,616		$955,616
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(9,110)		(9,110)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 10/31/18	$946,506		$946,506

Net change in unrealized appreciation/depreciation from investments held as of 10/31/18	$(9,110)		$(9,110)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2018 is as follows:

Fund	Market Value 7/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$33,071	$132,179	$129,086	$36,164	$201
Government Money Market Portfolio *	68,574	217,203	228,547	57,230	318

Total	$101,645	$349,382	$357,633	$93,394	$519

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 24, 2018